Description of the Plan - Narrative (Details) - EBP Hourly DPS Plan	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Eligible compensation minimum service period	90 days
Automatic deferral rate, annual increase	1.00%
Maximum annual compensation to total compensation, percentage	35.00%
Maximum contribution to total earnings percent	3.00%
Retirement age | year	55
Retirement service period	5 years
Vesting period	1 year
Maximum vesting age | year	65
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Account balance look back period (in months)	12 months
Maximum loan repayment period (in years)	25 years
EBP, Richmond Hourly Participants Who Do Not Participate In Company-Sponsored Pension Plan
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.00%
EBP, Richmond Hourly Participants Who Participate In Company-Sponsored Pension Plan
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	5.00%
EBP, UST Participants
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	7.00%
EBP, Middleton Participants
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.00%
Supplemental Company Contribution
EBP, Description of Plan [Line Items]
Percentage of participants' compensation	5.00%
Altria Stock
EBP, Description of Plan [Line Items]
ESOP dividends paid	$ 20,000,000
ESOP dividends payable	$ 5,000,000	$ 5,000,000